Analysis of performance by segment - Performance measure (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Analysis of operating segments
Unamortised interest-related realised gains and losses related to previously sold bonds	$ 1,301		$ 738
Equity-type securities
Financial investments	378,449	$ 404,096
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 5,712		$ 2,904
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	4.60%		5.20%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	17.60%		17.60%
US insurance operations | Non-separate account operations | Equity-type securities
Equity-type securities
Financial investments	$ 1,854		$ 1,499
US insurance operations | Non-separate account operations | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	4.90%		6.00%
US insurance operations | Non-separate account operations | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	5.80%		6.70%
US insurance operations | Non-separate account operations | Other equity-type securities such as investments in limited partnerships and private equity funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	6.90%		8.00%
US insurance operations | Non-separate account operations | Other equity-type securities such as investments in limited partnerships and private equity funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	7.80%		8.70%